Angel Oak Mortgage Trust 2025-2 ABS-15G

Exhibit 99.20

Client Name:	XXX
Client Project Name:	XXX
Start - End Dates:	XXX
Deal Loan Count:	XXX

XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Loan Credit Grade	Final Securitization Loan Credit Grade	Initial Securitization Loan Property Valuation Grade	Final Securitization Loan Property Valuations Grade	Initial Securitization Loan Compliance Grade	Final Securitization Loan Compliance Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Loan Credit Grade	Final S&P Loan Credit Grade	Initial S&P Loan Property Valuation Grade	Final S&P Loan Property Valuations Grade	Initial S&P Loan Compliance Grade	Final S&P Loan Compliance Grade	Did Lender Acknowledge Exception at Origination
2025020443	Pre-TRID	XXX	Not Applicable	D	A	D	A	A	A	N/A	N/A	D	A	D	A	A	A	N/A	N/A	No
2025020456	Yes	XXX	Not Applicable	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	Not Applicable